Summary of Convertible Promissory Notes (Details) - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Debt Instrument [Line Items]
Convertible note payable	$ 267,000	$ 110,000	$ 126,384
Less debt discount	(47,304)	(15,000)	(33,760)
Less current portion of convertible notes	(219,696)	(95,000)	(92,624)
Long-term convertible notes payable
January Two Thousand And Twenty Four Note [Member]
Debt Instrument [Line Items]
Convertible note payable	75,000	110,000
February 2024 Note [Member]
Debt Instrument [Line Items]
Convertible note payable	126,000
June Twenty Twenty Four Note [Member]
Debt Instrument [Line Items]
Convertible note payable	$ 66,000
Convertible Debt One [Member]
Debt Instrument [Line Items]
Convertible note payable			30,138
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Convertible note payable			45,138
Convertible Debt Three [Member]
Debt Instrument [Line Items]
Convertible note payable			51,108
Convertible Debt Four [Member]
Debt Instrument [Line Items]
Convertible note payable		$ 110,000